Shareholder Report, Line Graph (Details) 193910_InfraCap Equity Income Fund ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Dec. 28, 2021	Nov. 30, 2025
Infrastructure Capital Equity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Infrastructure Capital Equity Income ETF NAV
Accumulated Value	$ 12,127	$ 9,060	$ 9,616	$ 10,000	$ 13,026
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	13,191	9,852	8,654	10,000	$ 15,169
Bloomberg 500 Dividend Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 500 Dividend Yield Total Return Index
Accumulated Value	$ 13,748	$ 10,611	$ 10,896	$ 10,000	$ 14,555